Expense Example {- Fidelity Sustainability Bond Index Fund} - 08.31 Fidelity Sustainability Bond Index Fund PRO-06 - Fidelity Sustainability Bond Index Fund - Fidelity Sustainability Bond Index Fund	Oct. 29, 2022 USD ($)
Expense Example:
1 year	$ 10
3 years	32
5 years	56
10 years	$ 128